LEASES - RIGHT-OF-USE (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net investment in finance lease	$ 142,705	$ 137,842
Fixtures and fittings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net investment in finance lease	14,384	9,518
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net investment in finance lease	$ 128,321	$ 128,324